Earnings per share	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Earnings per share
7.	Earnings per share

Basic and diluted earnings per share is calculated by dividing the net income available to common shareholders by the average number of common shares outstanding during the periods. Diluted earnings per share is calculated by adjusting the net income available to common shareholders and adjusting the weighted average number of common shares used for calculating basic earnings per share for the effects of all potentially dilutive shares.

The calculation of both basic and diluted number of weighted average outstanding shares of:

	June 30, 2017	June 30, 2018
Basic and diluted net income/(loss) available to common shareholders (in thousands)	$4,992	$(2,463)
Basic weighted average number of shares	55,488,984	55,601,772
Effect of dilutive potential share options*:	373,740	—

Diluted weighted average number of shares	55,862,724	55,601,772

*	Due to a loss for the six months ended June 30, 2018, no incremental shares are included because the effect would be antidilutive.